Related party transaction:	12 Months Ended
Mar. 31, 2021
Disclosure of related parties [Abstract]
Disclosure of related party [text block]
33.	Related party transaction:

The related parties where control / significant influence exists are subsidiaries and associates. Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director whether executive or otherwise. Key management personnel include the board of directors and other senior management executives. The other related parties are those with whom the Group has had transaction during the years ended March 31, 2021, 2020 and 2019 are as follows:

	Country
Particulars	of incorporation	% of Ownership interest
		March 31, 2021	March 31, 2020
Holding Company
Infinity Satcom Universal Private Limited	India	-	-
Raju Vegesna Infotech & Industries Private Limited (Subsidiary of Infinity Satcom Universal Private Limited)	India	-	-
Ramanand Core Investment Company Private Limited (Subsidiary of Raju Vegesna Infotech & Industries Private Limited)	India	-	-
Subsidiaries
Sify Technologies (Singapore) Pte. Limited	Singapore	100	100
Sify Technologies North America Corporation	USA	100	100
Sify Data and Managed Services Limited	India	100	100
Sify Infinit Spaces Limited	India	100	100
Sify Digital Services Limited	India	100	-
Print House (India) Private Limited	India	100	-

The following is a summary of the related party transactions for the year ended March 31, 2021:

				Key
	Holding			Management
Transactions	Company	Associates	Others	Personnel
Consultancy services received	-	-	-	300
Sitting fees pai d	-	-	-	1,380
Salaries and other short term benefits*	-	-	-	41,135
Contributions to defined contribution plans*	-	-	-	1,619
Share based payment transactions*	-	-	-	11,242
Lease rentals paid**	1,220	-	7,160	-
Preference shares issued#	-	-	500,000	-
Dividend paid	-	-	-	-
Advances given	-	-	-	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made**	-	-	5,560	-
Lease rentals payable**	135	-	710	-

The following is a summary of the related party transactions for the year ended March 31, 2020:

				Key
	Holding			Management
Transactions	Company	Associates	Others	Personnel
Consultancy services received	-	-	-	300
Sitting fees paid	-	-	-	1,540
Salaries and other short term benefits	-	-	-	41,454
Contributions to defined contribution plans	-	-	-	1,702
Share based payment transactions	-	-	-	9,095
Lease rentals paid**	1,190	-	6,713	-
Dividend paid	137,900	-	17,400	-
Advances given	-	-	3,000	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made**	-	-	5,600	-
Lease rentals payable**	-	-	820	-

The following is a summary of the related party transactions for the year ended March 31, 2019:

				Key
	Holding			Management
Transactions	Company	Associates	Others	Personnel
Consultancy services received	-	-	-	300
Sitting fees paid	-	-	-	1,270
Salaries and other short term benefits	-	-	-	38,032
Contributions to defined contribution plans	-	-	-	1,675
Share based payment transactions	-	-	-	-
Lease rentals paid**	1,190	-	4,535	-
Dividend paid	133,677	-	17,436	-
Call money receive d	900,000	-	-	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made**	-	-	2,600	-
Lease rentals payable**	-	-	563	-

**During the year 2011-12, the Group had entered into a lease agreement with M/s Raju Vegesna Infotech and Industries Private Limited, the holding Group, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 75 (Rupees Seventy Five Thousand) per month. Subsequently, the Group entered into an amendment agreement with effect from April 1, 2013, providing for automatic renewal for a further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective February 1, 2021 on a rent of ₹ 114 (Rupees One Lakh Fourteen Thousand Only) per month.
During the year 2011-12, the Group had also entered into a lease agreement with M/s Raju Vegesna Developers Private Limited, a Group in which Mr. Ananda Raju Vegesna, Executive Director of the Group and Mr. Raju Vegesna, Chairman and Managing director of the Group exercise significant influence, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 30 (Rupees Thirty Thousand) per month. The agreement provides for the automatic renewal for further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective February 1, 2021 on a rent of ₹ 46 (Rupees Forty Six Thousand) per month.

During the year 2010-11, the Group had entered into a lease agreement with Ms. Radhika Vegesna, daughter of Mr. Anand Raju Vegesna, Executive Director of the Group, to lease the premises owned by her for a period of three years effective June 1, 2010 on a rent of ₹ 300 per month and payment of refundable security deposit of ₹ 2,600. This arrangement will automatically be renewed for a further period of two blocks of three years with all the terms remaining unchanged. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three
years effective June 1, 2019 on a rent of ₹ 556 per month and payment of additional refundable security deposit of ₹ 3,000. This arrangement will automatically be renewed for a further period of two blocks of three years with all the terms remaining unchanged.

* Represents salaries and other benefits of Key Management Personnel comprising of Mr. Kamal Nath - Chief Executive Officer (Sify Technologies Limited), Mr. M P Vijay Kumar - Chief Financial Officer and Mr. C R Rao - Chief Operating Officer.

# ₹ 500,000 towards Cumulative non-convertible Redeemable preference shares issued from Print house (India) Private limited to Ramanand Developers private limited with the tenure of 20 years from the date of allotment which will carry a preferential dividend of 9% per annum, payable till redemption